Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Amended 2022 Restricted Share Unit Scheme (Reserve) Ordinary shares, par value US$0.0001 per share
Amount Registered | shares	5,800,000
Proposed Maximum Offering Price per Unit	38.48
Maximum Aggregate Offering Price	$ 223,184,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,169.47
Offering Note	These shares may be represented by the American Depositary Shares (“ADSs”) of Ascentage Pharma Group International (the “Registrant”). Each ADS represents four ordinary shares. ADSs issuable upon deposit of the ordinary shares registered hereby were registered pursuant to the separate Registration Statement on Form F-6 (File No. 333-284315).

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares that become issuable under the Registrant’s Amended 2022 Restricted Share Unit Scheme (the “Amended 2022 RSU Scheme”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding ordinary shares.

Represents 5,800,000 ordinary shares of the Registrant issuable pursuant to future awards that may be granted under the Amended 2022 RSU Scheme. The number of ordinary shares available for future awards under the Amended 2022 RSU Scheme will also include ordinary shares subject to awards under the Amended 2022 RSU Scheme that lapse or are cancelled in accordance with the Amended 2022 RSU Scheme.

Estimated in accordance with Rule 457(h) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee on the basis of $38.48 which is the average of the high and low prices of the Registrant’s ordinary shares on the Nasdaq Global Market.